Equity Incentive Plan - Option grants to employees and non-employees (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	8,101,866	14,492,505
Non-employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	0
Stock options | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate, minimum	0.60%	0.40%	2.30%
Risk free interest rate, maximum	1.40%	1.70%	2.50%
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility		50.00%	50.00%
Stock options | Employees | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years 6 months	5 years 10 months 24 days	6 years
Expected volatility	51.00%
Stock options | Employees | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years 2 months 12 days	6 years 3 months 18 days	6 years 1 month 6 days
Expected volatility	63.00%
Stock options | Non-employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate, minimum		0.40%	1.50%
Risk free interest rate, maximum		1.70%	2.70%
Expected dividend yield		0.00%	0.00%
Expected volatility		50.00%	50.00%
Stock options | Non-employees | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		1 year 1 month 6 days	8 years 1 month 6 days
Stock options | Non-employees | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		6 years 1 month 6 days	10 years